PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 9,711,895	$ 9,786,896	$ 9,700,745
Less: accumulated depreciation	(6,191,412)	(5,475,916)	(4,378,850)
Total property and equipment, net	3,520,483	4,310,980	5,321,895
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 56,995	$ 56,995	$ 56,995
Estimated Life	5 years	5 years	5 years
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 434,563	$ 416,363	$ 402,835
Office and computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years	5 years
Office and computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	1 year	1 year	1 year
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 358,886	$ 358,886	$ 358,886
Estimated Life	0 years	0 years	0 years
Building and improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 820,182	$ 820,182	$ 812,967
Building and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	25 years	25 years	25 years
Building and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years	5 years
Site costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,412,624	$ 1,412,624	$ 1,400,197
Estimated Life	10 years	10 years	10 years
Crushing system
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,505,012	$ 2,505,012	$ 2,482,976
Estimated Life	20 years	20 years	20 years
Process plant and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,517,809	$ 3,517,809	$ 3,486,864
Estimated Life	10 years	10 years	10 years
Vehicles and mining equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 605,824	$ 699,025	$ 699,025
Vehicles and mining equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated Life	10 years	10 years	10 years
Vehicles and mining equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated Life	5 years	5 years	5 years